RELATED PARTIES - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023 manager	Jun. 23, 2023
Disclosure of transactions between related parties [line items]
Number of deputy general manager	2
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Health insurance contribution maximum		0.60
Employee benefits contribution maximum		0.60
Supplemental retirement contribution maximum		0.50
Chief Executive Officer and Deputy General Managers
Disclosure of transactions between related parties [line items]
Compensation, remuneration period	12 months
Chief Executive Officer and Deputy General Managers | Maximum
Disclosure of transactions between related parties [line items]
Compensation, remuneration period	18 months